UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	4/30
Date of reporting period:	4/30/2016

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for that series, as appropriate.

Dreyfus Prime Money Market Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Prime Money Market Fund

ANNUAL REPORT April 30, 2016

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Prime Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Prime Money Market Fund, covering the 12-month period from May 1, 2015 through April 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery remained intact over the reporting period. Steady job growth, declining unemployment claims, improved consumer confidence, and higher housing prices supported an economic expansion that so far has lasted nearly seven years. These factors, along with low inflation, prompted the Federal Reserve Board in December 2015 to raise short-term interest rates for the first time in nearly a decade.

On the other hand, the global economy continued to stagnate despite historically aggressive monetary policies, including negative short-term interest rates in Europe and Japan. Global growth has been hampered by weak demand, volatile commodity prices, the lingering effects of various financial crises, unfavorable demographic trends, and low productivity growth. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied strongly to post positive total returns, on average, for the reporting period overall.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist over the foreseeable future until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 16, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015 through April 30, 2016, as provided by James O’Connor, Portfolio Manager

This annual report for Dreyfus Prime Money Market Fund covers the 12-month period ended April 30, 2016. During the reporting period, the fund’s Class B shares yielded 0.02%, Class C shares yielded 0.00%, and Citizens shares yielded 0.08%. Taking into account the effects of compounding, the fund’s Class B produced an effective yield of 0.02%, Class C produced an effective yield of 0.00%, and Citizens shares produced an effective yield of 0.08%, respectively. From their inception on March 1, 2016 through April 30, 2016, the fund’s Class A shares produced an annualized yield of 0.24% and an annualized effective yield of 0.24%.1,2

Money market yields rose slightly over the reporting period in response to a modest increase in short-term interest rates by the Federal Reserve Board (the “Fed”).

Uneven U.S. Economic Recovery Continued

The U.S. economic recovery had begun to regain traction during the spring of 2016 after a temporary slowdown. Employers added 273,000 jobs in May, but the unemployment rate ticked higher to 5.5% as more workers joined the labor force. Sentiment in the financial markets deteriorated in June due to a debt crisis in Greece, but 228,000 new jobs were created and the unemployment rate fell to 5.3%. The U.S. economy grew at a solid 3.9% annualized rate over the second quarter of 2015.

July brought more good economic news when 277,000 jobs were added and the unemployment rate stayed steady. Average hourly wages and retail sales increased, and the manufacturing and service sectors of the economy expanded. On the other hand, U.S. equity markets reacted negatively to greater-than-expected economic weakness in China. While the unemployment rate fell to 5.1% in August, only 150,000 jobs were added. Meanwhile, stock and commodity prices fell sharply after China unexpectedly devalued its currency. Disappointing job creation continued in September with 149,000 new positions, but the unemployment rate stayed at 5.1%. U.S. GDP growth decelerated to a 2.0% annualized rate during the third quarter.

October brought better economic news with 295,000 new jobs and a 5.0% unemployment rate. Meanwhile, fuel prices continued to fall, putting more money in consumers’ pockets. The service sector continued to expand, but manufacturing activity contracted for the first time in three years amid weaker overseas demand. In November, the U.S. labor market added 280,000 new jobs and the unemployment rate stayed unchanged.

Manufacturing activity continued to shrink as commodity prices fell in December, but 271,000 new jobs were created and the unemployment rate remained at 5.0%. The Fed responded to the strengthening U.S. labor market by raising the federal funds rate to between 0.25% and 0.50%, an increase of 25 basis points. The move was widely expected, and yields of money market instruments had already repriced slightly higher. U.S. GDP grew at a 1.4% annualized rate over the fourth quarter of 2015.

In January 2016, disappointing economic developments in China and plunging commodity prices sparked a flight to traditional safe havens, and global economic instability continued

DISCUSSION OF FUND PERFORMANCE (continued)

to dampen manufacturing activity. Yet, U.S. economic data generally remained positive, as the unemployment rate dipped to 4.9% and 168,000 jobs were added. Employment data in February proved better than expected when 233,000 jobs were added and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices moved slightly higher.

Economic data generally remained positive in March, when 208,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months when order volumes and raw materials prices rebounded. Still, initial estimates showed just a 0.5% annualized GDP growth rate for the first quarter.

April saw the addition of a relatively mild 160,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales and housing starts. Inflation accelerated during the month to a 4.8% annualized rate, reflecting rebounding energy prices.

Gradual and Modest Rate Hikes Expected

Monetary policymakers refrained from implementing a second rate hike at its first three meetings in 2016. The Fed indicated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect additional rate hikes this year, those increases are likely to be modest and gradual.

Although we increased the fund’s weighted average maturity during the reporting period to capture higher yields, it generally remains consistent with industry averages. As always, we have maintained our focus on well-established issuers with sound quality and liquidity characteristics.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Class A is an annualized yield. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Prime Money Market Fund from November 1, 2015 to April 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2016†

	Citizens Shares	Class B	Class C	Class A
Expenses paid per $1,000††	$ .99	$ 1.59	$ 1.79	$ .33
Ending value (after expenses)	$ 1,000.80	$ 1,000.20	$ 1,000.10	$ 1,000.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2016†††

	Citizens Shares	Class B	Class C	Class A
Expenses paid per $1,000††††	$ 1.01	$ 1.61	$ 1.81	$ 1.01
Ending value (after expenses)	$ 1,023.87	$ 1,023.27	$ 1,023.07	$ 1,023.87

† From March 1, 2016 (commencement of initial offering) to April 30, 2016 for Class A.

†† Expenses are equal to the fund’s annualized expense ratio of .20% for Citizens Shares, .32% for Class B and .36% for Class C, multiplied by the average account value over the period, multiplied by 182/366. Expenses are equal to the fund’s annualized expense ratio of .20% for Class A, multiplied by the average account value over the period, multiplied by 61/366 (to reflect the actual days in the period).

††† Please note that while Class A shares commenced operations on March 1, 2016, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2015 to April 30, 2016.

†††† Expenses are equal to the fund’s annualized expense ratio of .20% for Citizens Shares, .32% for Class B, .36% for Class C and .20% for Class A, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2016

Negotiable Bank Certificates of Deposit - 15.9%	Principal Amount ($)		Value ($)
Credit Agricole CIB (Yankee)
0.66%, 5/5/16	6,000,000		6,000,000
Credit Suisse New York (Yankee)
0.65%, 6/17/16	6,000,000		6,000,000
Mizuho Bank Ltd/NY (Yankee)
0.50%, 6/9/16	5,000,000	[a]	5,000,540
Sumitomo Mitsui Banking Corp. (Yankee)
0.61%, 5/10/16	5,000,000	[a]	5,000,000
Toronto Dominion Bank NY (Yankee)
0.46%, 6/9/16	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit (cost $27,000,540)			27,000,540
Commercial Paper - 19.4%

BNP Paribas
0.63%, 6/1/16	6,000,000		5,996,745
ING (US) Funding LLC
0.60%, 7/15/16	5,000,000		4,993,750
Prudential PLC
0.60%, 7/13/16	5,000,000	[a]	4,993,917
Standard Chartered Bank
0.63%, 5/27/16	6,000,000	[a]	5,997,270
Total Capital Canada Ltd
0.60%, 7/13/16	5,000,000	[a]	4,993,917
United Overseas Bank Ltd.
0.61%, 5/2/16	6,000,000	[a]	5,999,898
Total Commercial Paper (cost $32,975,497)			32,975,497
Asset-Backed Commercial Paper - 10.0%

Antalis
0.65%, 5/4/16	6,000,000	[a]	5,999,675
Cancara Asset Securitization
0.60%, 8/1/16	6,000,000	[a]	5,990,800
Regency Markets No. 1 LLC
0.44%, 5/18/16	5,000,000	[a]	4,998,961
Total Asset-Backed Commercial Paper (cost $16,989,436)			16,989,436
Time Deposits - 24.7%

Credit Industriel et Commercial (Grand Cayman)
0.30%, 5/2/16	7,000,000		7,000,000
Natixis New York (Grand Cayman)
0.30%, 5/2/16	7,000,000		7,000,000
Nordea Bank Finland (Grand Cayman)
0.28%, 5/2/16	7,000,000		7,000,000

Time Deposits - 24.7% (continued)	Principal Amount ($)	Value ($)
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.30%, 5/2/16	7,000,000	7,000,000
Svenska Handelsbanken (Grand Cayman)
0.30%, 5/2/16	7,000,000	7,000,000
Swedbank
0.30%, 5/2/16	7,000,000	7,000,000
Total Time Deposits (cost $42,000,000)		42,000,000
Repurchase Agreements - 29.4%

ABN AMRO Bank N.V.
0.30%, dated 4/29/16, due 5/2/16 in the amount of $20,000,500 (fully collateralized by $19,838,266 U.S. Treasuries (including strips), 1.38%-2.25%, due 10/31/17-3/31/21, value $20,398,722)	20,000,000	20,000,000
Credit Agricole CIB
0.29%, dated 4/29/16, due 5/2/16 in the amount of $30,000,725 (fully collateralized by $28,342,554 U.S. Treasuries (including strips), 0%-9.13%, due 4/30/16-11/15/45, value $30,590,973)	30,000,000	30,000,000
Total Repurchase Agreements (cost $50,000,000)		50,000,000
Total Investments (cost $168,965,473)	99.4%	168,965,473
Cash and Receivables (Net)	.6%	1,010,320
Net Assets	100.0%	169,975,793

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, these securities amounted to $48,974,978 or 28.81% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	54.1
Repurchase Agreements	29.4
Asset-Backed/Multi-Seller Programs	6.5
Asset-Backed/Financial Services	3.5
Insurance	3.0
Oil and Gas	2.9
99.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $50,000,000)—Note 1(b)	168,965,473	168,965,473
Cash		1,018,511
Interest receivable		30,720
		170,014,704
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		13,970
Due to Citizens—Note 2(b)		24,941
		38,911
Net Assets ($)		169,975,793
Composition of Net Assets ($):
Paid-in capital		169,974,522
Accumulated net realized gain (loss) on investments		1,271
Net Assets ($)		169,975,793

Net Asset Value Per Share	Citizens Shares	Class B	Class C	Class A
Net Assets ($)	74,823,836	65,236,960	29,874,997	40,000
Shares Outstanding	74,823,597	65,235,391	29,874,406	40,000
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2016

Investment Income ($):
Interest Income	569,583
Expenses:
Management fee—Note 2(a)	226,255
Distribution fees—Note 2(b)	436,220
Administrative service fees—Note 2(b)	390,268
Omnibus account services fees—Note 2(b)	208,365
Legal fees—Note 2(a)	45,414
Trustees’ fees—Note 2(a,c)	1,234
Total Expenses	1,307,756
Less—reduction in expenses due to undertaking—Note 2(a)	(755,891)
Less—Trustees’ fees reimbursed by Dreyfus—Note 2(a)	(1,234)
Less—Legal fees reimbursed by Dreyfus—Note 2(a)	(45,414)
Net Expenses	505,217
Investment Income—Net	64,366
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	3,279
Net Increase in Net Assets Resulting from Operations	67,645

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended April 30,
	2016	[a]	2015
Operations ($):
Investment income—net	64,366		108
Net realized gain (loss) on investments	3,279		(112)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,645		(4)
Dividends to Shareholders from ($):
Investment income—net:
Citizens Shares	(50,096)		(509)
Class B	(14,639)		(603)
Class C (formerly, Class D)	(1,345)		(222)
Class A	(16)		-
Class C	(166)		(223)
Total Dividends	(66,262)		(1,557)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Citizens Shares	514,642,130		447,564,566
Class B	1,062,559,934		1,072,629,719
Class C (formerly, Class D)	81,969,509		637,443,338
Class A	40,000		-
Class C	5,768,379		51,486,317
Dividends reinvested:
Citizens Shares	30,754		191
Class B	2,594		90
Class C (formerly, Class D)	1,345		222
Class C	160		61
Cost of shares redeemed:
Citizens Shares	(517,513,981)		(413,791,987)
Class B	(1,067,763,894)		(1,079,007,959)
Class C (formerly, Class D)	(169,212,154)		(540,991,539)
Class C	(20,465,412)		(60,279,570)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(109,940,636)		115,053,449
Total Increase (Decrease) in Net Assets	(109,939,253)		115,051,888
Net Assets ($):
Beginning of Period	279,915,046		164,863,158
End of Period	169,975,793		279,915,046

[a]

On March 1, 2016, Class A shares were redesignated as Citizens shares, Class D shares were redesignated as Class C shares, Class C shares converted to Class B shares and the fund commenced offering Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended April 30,
Citizens Shares	2016	[a]	2015		2014		2013		2012
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.001		.000	[b]	.000	[b]	.000	[b]	.000	[b]
Distributions:
Dividends from investment income—net	(.001)		(.000)	[b]	(.000)	[b]	(.000)	[b]	(.000)	[b]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.08		.00	[c]	.00	[c]	.02		.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.23		.21		.22		.22		.21
Ratio of net expenses to average net assets	.20		.14		.14		.19		.15
Ratio of net investment income to average net assets	.07		.00	[c]	.00	[c]	.01		.01
Net Assets, end of period ($ x 1,000)	74,824		77,664		43,892		62,501		63,516

a Effective March 1, 2016, Class A shares were redesignated as Citizens shares.

b Amount represents less than $.001 per share.

c  Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,
Class B Shares	2016	[a]	2015		2014		2013		2012
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[b]	.000		.000		.000		.000		.000
Distributions:
Dividends from investment income—net[b]	(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.02		.00	[c]	.00	[c]	.00	[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.45		.46		.47		.47		.46
Ratio of net expenses to average net assets	.25		.14		.13		.20		.15
Ratio of net investment income to average net assets	.02		.00	[c]	.00	[c]	.00	[c]	.00	[c]
Net Assets, end of period ($ x 1,000)	65,237		70,438		76,817		76,020		93,038

a Effective March 1, 2016, Class C shares were converted to Class B shares.

b Amount represents less than $.001 per share.

c Amount represents less than .01%.

See notes to financial statements.

	Year Ended April 30,
Class C Shares	2016	[a]	2015		2014		2013		2012
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net[b]	.000		.000		.000		.000		.000
Distributions:
Dividends from investment income—net[b]	(.000)		(.000)		(.000)		(.000)		(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00
Total Return (%)	.01		.00	[c]	.00	[c]	.00	[c]	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11		1.11		1.12		1.12		1.11
Ratio of net expenses to average net assets	.22		.14		.13		.21		.16
Ratio of net investment income to average net assets[c]	.00		.00		.00		.00		.00
Net Assets, end of period ($ x 1,000)	29,875		117,116		20,664		19,815		29,464

a Effective March 1, 2016, Class D shares were redesignated as Class C shares.

b Amount represents less than $.001 per share.

c  Amount represents less than .01%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Period Ended
Class A Shares	April 30, 2016	[a]
Per Share Data ($):
Net asset value, beginning of period	1.00
Investment Operations:
Investment income—net[b]	.000
Distributions:
Dividends from investment income—net[b]	(.000)
Net asset value, end of period	1.00
Total Return (%)	.04	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32	[d]
Ratio of net expenses to average net assets	.20	[d]
Ratio of net investment income to average net assets	.23	[d]
Net Assets, end of period ($ x 1,000)	40

a From March 1, 2016 (commencement of initial offering) to April 30, 2016.

b  Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Prime Money Market Fund (the “fund”) is a separate diversified series of CitizensSelect Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective March 1, 2016, a change in the fund’s name from “CitizensSelect Prime Money Market Fund” to “Dreyfus Prime Money Market Fund”. The fund’s existing Class A shares were redesignated as Citizens shares; Class C shares were converted to Class B shares; Class D shares were redesignated as Class C shares; and a new class of shares designated as Class A shares were added.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Citizens, Class B, Class C and Class A. Citizens shares are sold exclusively to affiliates of Citizens Financial Group, Inc. (“Citizens”) and certain other institutional investors acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Citizens shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase Citizens shares for accounts maintained by individuals. The Company has entered into an Omnibus Account Services Agreement with Citizens pursuant to which the fund’s Citizens shares are subject to an Omnibus Account Services fee. Class B, Class C and Class A shares are subject to an Administrative Services Plan. Class C shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	168,965,473
Level 3 - Significant Unobservable Inputs	-
Total	168,965,473
† See Statement of Investments for additional detailed categorizations.

At April 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually

NOTES TO FINANCIAL STATEMENTS (continued)

agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended April 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2016 and April 30, 2015 were all ordinary income.

During the period ended April 30, 2016, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,896 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay all of the fund’s expenses except the management fee, taxes, brokerage fees, Rule 12b-1 Distribution Plan fees, Administrative Services Plan fees, Omnibus Account Services Agreement fees, Trustees’ fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, Dreyfus has agreed to reduce its management fee in an amount equal to the Trustees’ fees and expenses of independent counsel of the fund. During the period ended April 30, 2016, fees reimbursed by Dreyfus amounted to $46,648.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $755,891 during the period ended April 30, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”) in effect from May 1, 2015 to February 29, 2016, the former Class C shares and former Class D shares paid the Distributor for distributing, advertising and marketing their shares at annual rates of .25% and .65%, respectively, of the value of their average daily net assets. Effective March 1, 2016, under the Distribution Plan, the current Class C (formerly, Class D) shares pay the Distributor for distributing, advertising and marketing its shares at an annual rate of .65% of the value of its average daily net assets. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to approved institutions that purchase Class C shares for the benefit of others. The fees payable under the Distribution Plan are payable without regard to actual

NOTES TO FINANCIAL STATEMENTS (continued)

expenses incurred. During the period ended April 30, 2016, the former Class C shares were charged $13,762 pursuant to the Distribution Plan and current Class C (formerly, Class D) shares were charged $422,458.

Under the Administrative Services Plan in effect from May 1, 2015 to February 29, 2016, the Class B shares, the former Class C shares, and the former Class D shares paid Citizens for the provision of certain services at an annual rate of .25% of the value of their average daily net assets. Effective March 1, 2016, under the Administrative Services Plan, the Class B and Class C shares pay the Distributor for the provision of certain services at an annual rate of .25% of the value of their average daily net assets, and the Class A shares pay the Distributor for the provision of certain services at an annual rate of .10% of the value of their average daily net assets. The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2016, Class B, former Class C, current Class C (formerly, Class D), and Class A shares were charged $214,015, $13,762, $162,484 and $7, respectively, pursuant to the Administrative Services Plan.

Under the Omnibus Account Services Agreement in effect from May 1, 2015 to February 29, 2016, the fund paid Citizens at an annual rate of .10% of the value of its average daily net assets for the provision of certain services. Effective March 1, 2016, under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets of the Citizens shares for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2016, the Citizens, Class B, former Class C and current Class C (formerly, Class D) shares were charged $70,144, $72,806, $5,505 and $59,910, respectively, pursuant to the Omnibus Account Services Agreement. This agreement was terminated for Class B, Class C and Class C (formerly Class D) shares on March 1, 2016.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees

$12,005 and Distribution Plan fees $16,047, which are offset against an expense reimbursement currently in effect in the amount of $14,082.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: Administrative Services Plan fees $20,194 and Omnibus Account Services Agreement fees $4,747.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Prime Money Market Fund (formerly, CitizensSelect Prime Money Market Fund) (one of the series comprising CitizensSelect Funds) as of April 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Prime Money Market Fund at April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles

New York, New York
June 24, 2016

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby reports 86.61% of ordinary income dividends paid during the fiscal year ended April 30, 2016 as qualifying “interest-related dividends.”

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on April 26, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for all periods and at or within one basis point of the Performance Universe median for all periods, except the ten year period when the fund was above the median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were above the Expense Group median and at the Expense Universe median.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (72)

Chairman of the Board (2002)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 136

———————

Francine J. Bovich (64)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 77

———————

Gordon J. Davis (74)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 59

———————

Nathan Leventhal (73)

Board Member (2013)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 49

———————

Robin A. Melvin (52)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 108

———————

Roslyn M. Watson (66)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 63

———————

Benaree Pratt Wiley (69)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 87

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (60)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 35

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 35

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the Company as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 65 investment companies (comprised of 136 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since February 1988.

J. CHARLES CARDONA, Executive Vice President since November 2001

President and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 18 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since February 1981.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 60 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager; from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is 40 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since April 1985.

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 66 investment companies (comprised of 161 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (66 investment companies, comprised of 161 portfolios). He is 58 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 61 investment companies (comprised of 157 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

Dreyfus Prime Money Market Fund

200 Park Avenue
New York, NY 10166

Investment Adviser

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Citizens: CZAXX Class B: CZBXX Class C: CZDXX Class A: CZEXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0462AR0416

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $66,062 in 2015 and $33,856 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $6,273 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $7,561 in 2015and $4,284 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $205 in 2015 and $147 in 2016.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $23,166,205 in 2015 and $19,046,287 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 22, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 22, 2016

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)